Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 25,559.8		$ 25,727.5
Property, Plant and Equipment, Transmission		14,247.9		12,433.4
Property, Plant and Equipment, Distribution		18,046.9		17,156.6
Property, Plant and Equipment, Other		3,722.9		5,073.1
Property, Plant and Equipment, Construction Work in Progress		3,903.9		3,215.3
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment				482.0
Accumulated Depreciation		19,348.2		19,970.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		46,133.2		43,635.1	[1]
Asset Retirement Obligations (ARO)
Beginning Balance	[2],[3],[4],[5]	2,019.6		1,835.0
Accretion Expense		101.4		95.0
Liabilities Incurred		58.0		42.8
Liabilities Settled		(147.2)	[6]	(34.2)
Revisions in Cash Flow Estimates		(115.5)	[7]	81.0
Ending Balance	[2],[3],[4],[5]	1,916.3		2,019.6		$ 1,835.0
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		131.9		102.9		72.7
Allowance for Borrowed Funds Used During Construction		61.3		44.5		39.8
Jointly-owned Electric Facilities
Utility Plant in Service		4,917.3		4,824.2
Construction Work in Progress		239.6		189.7
Accumulated Depreciation		1,773.0		1,679.0
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations Significant Change		95.0
Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		6,200.8		6,824.0
Property, Plant and Equipment, Transmission		2,408.1		2,228.0
Property, Plant and Equipment, Distribution		3,402.5		3,258.3
Property, Plant and Equipment, Other		345.5		373.5
Property, Plant and Equipment, Construction Work in Progress		475.1		321.5
Accumulated Depreciation		3,407.6		3,823.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		9,424.4		9,181.7
Asset Retirement Obligations (ARO)
Beginning Balance	[3],[4]	148.4		152.6
Accretion Expense		8.3		9.1
Liabilities Incurred		0.0		0.0
Liabilities Settled		(34.0)		(24.0)
Revisions in Cash Flow Estimates		17.5		10.7
Ending Balance	[3],[4]	140.2		148.4		152.6
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		13.8		7.1		2.3
Allowance for Borrowed Funds Used During Construction		$ 6.9		$ 3.8		$ 1.5
Appalachian Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		121 years		121 years		121 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		68 years		87 years		87 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		57 years		57 years		52 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		55 years		55 years		55 years
Appalachian Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		35 years		40 years		40 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		15 years		15 years		25 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		10 years		13 years		11 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		24 years		24 years
Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 3,841.7		$ 3,741.9
Property, Plant and Equipment, Transmission		1,406.9		1,358.4
Property, Plant and Equipment, Distribution		1,790.8		1,698.4
Property, Plant and Equipment, Other		662.3		1,490.8
Property, Plant and Equipment, Construction Work in Progress		519.8		537.2
Accumulated Depreciation		3,018.0		3,410.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,203.5		5,416.4
Asset Retirement Obligations (ARO)
Beginning Balance	[3],[4],[5]	1,342.5		1,255.2
Accretion Expense		64.3		60.0
Liabilities Incurred		0.0		0.0
Liabilities Settled		(5.7)		(1.4)
Revisions in Cash Flow Estimates		(147.3)		28.7
Ending Balance	[3],[4],[5]	1,253.8		1,342.5		$ 1,255.2
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		11.6		18.9		19.9
Allowance for Borrowed Funds Used During Construction		5.0		8.0		$ 9.8
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant		1,180.0		1,270.0
Fair Value of Legally Restricted Assets		$ 1,800.0		$ 1,790.0
Indiana Michigan Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		132 years		132 years		132 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		75 years		75 years		75 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		70 years		70 years		70 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		45 years		45 years		45 years
Indiana Michigan Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		59 years		59 years		59 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		50 years		50 years		50 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		10 years		15 years		15 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		14 years		14 years
Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission		$ 2,235.6		$ 2,104.6
Property, Plant and Equipment, Distribution		4,287.7		4,087.6
Property, Plant and Equipment, Other		408.2		390.8
Property, Plant and Equipment, Construction Work in Progress		171.9		218.7
Accumulated Depreciation		2,048.7		2,038.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,054.7		4,763.6
Asset Retirement Obligations (ARO)
Beginning Balance	[3]	1.4		1.3
Accretion Expense		0.0		0.1
Liabilities Incurred		0.0		0.0
Liabilities Settled		0.0		0.0
Revisions in Cash Flow Estimates		0.0		0.0
Ending Balance	[3]	1.4		1.4		$ 1.3
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		8.8		6.9		5.0
Allowance for Borrowed Funds Used During Construction		$ 4.8		$ 4.4		$ 10.1
Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		60 years		60 years		60 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		57 years		57 years		60 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		50 years		50 years		50 years
Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		39 years		39 years		39 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		7 years		7 years		12 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		7 years		25 years
Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 1,302.6		$ 1,264.7
Property, Plant and Equipment, Transmission		815.4		788.9
Property, Plant and Equipment, Distribution		2,206.7		2,080.2
Property, Plant and Equipment, Other		405.7		421.6
Property, Plant and Equipment, Construction Work in Progress		315.3		204.8
Accumulated Depreciation		1,352.5		1,319.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		3,693.2		3,440.6
Asset Retirement Obligations (ARO)
Beginning Balance	[3],[4]	38.1		22.9
Accretion Expense		2.6		1.8
Liabilities Incurred		5.6		0.0
Liabilities Settled		(0.4)		(0.7)
Revisions in Cash Flow Estimates		1.9		14.1
Ending Balance	[3],[4]	47.8		38.1		$ 22.9
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		8.8		3.1		4.2
Allowance for Borrowed Funds Used During Construction		$ 5.0		$ 1.8		$ 2.3
Public Service Co Of Oklahoma [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		70 years		70 years		70 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		75 years		75 years		75 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		65 years		65 years		65 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		40 years		40 years		40 years
Public Service Co Of Oklahoma [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		35 years		35 years		35 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		40 years		40 years		40 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		7 years		30 years		30 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		5 years		5 years
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 3,943.5		$ 3,864.5
Property, Plant and Equipment, Transmission		1,387.8		1,300.7
Property, Plant and Equipment, Distribution		1,957.3		1,894.6
Property, Plant and Equipment, Other		883.5		878.8
Property, Plant and Equipment, Construction Work in Progress		751.3		472.0
Accumulated Depreciation		2,602.3		2,503.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,321.1		5,907.3
Asset Retirement Obligations (ARO)
Beginning Balance	[2],[3],[4]	94.4		87.6
Accretion Expense		5.9		5.2
Liabilities Incurred		17.1		0.0
Liabilities Settled		(5.0)		(1.1)
Revisions in Cash Flow Estimates		13.0		2.7
Ending Balance	[2],[3],[4]	125.4		94.4		$ 87.6
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		26.4		11.9		7.4
Allowance for Borrowed Funds Used During Construction		14.8		6.9		$ 4.3
Jointly-owned Electric Facilities
Utility Plant in Service		2,684.9		2,632.9
Construction Work in Progress		210.3		160.7
Accumulated Depreciation		$ 769.1		$ 720.1
Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		70 years		70 years		70 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		70 years		70 years		70 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		65 years		65 years		65 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		51 years		51 years		51 years
Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		40 years		40 years		40 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		50 years		50 years		50 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		25 years		25 years		25 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		7 years		7 years
AEP Texas North Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership		54.70%
W.C. Beckjord Generating Station (Unit No. 6) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[8]			12.50%
Utility Plant in Service	[8]			$ 0.0
Construction Work in Progress	[8]			0.0
Accumulated Depreciation	[8]			$ 0.0
Conesville Generating Station (Unit No. 4) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[9]	43.50%		43.50%
Utility Plant in Service	[9]	$ 337.4		$ 335.7
Construction Work in Progress	[9]	2.4		2.4
Accumulated Depreciation	[9]	$ 76.1		$ 65.9
J.M. Stuart Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[10]	26.00%		26.00%
Utility Plant in Service	[10]	$ 565.5		$ 552.7
Construction Work in Progress	[10]	12.9		11.5
Accumulated Depreciation	[10]	$ 221.8		$ 205.8
Wm. H. Zimmer Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[8]	25.40%		25.40%
Utility Plant in Service	[8]	$ 815.5		$ 812.0
Construction Work in Progress	[8]	6.4		4.0
Accumulated Depreciation	[8]	$ 421.7		$ 410.2
Dolet Hills Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[11]	40.20%		40.20%
Utility Plant in Service	[11]	$ 332.4		$ 329.7
Construction Work in Progress	[11]	3.9		3.7
Accumulated Depreciation	[11]	$ 205.9		$ 201.3
Dolet Hills Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[11]	40.20%		40.20%
Utility Plant in Service	[11]	$ 332.4		$ 329.7
Construction Work in Progress	[11]	3.9		3.7
Accumulated Depreciation	[11]	$ 205.9		$ 201.3
Flint Creek Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[12]	50.00%		50.00%
Utility Plant in Service	[12]	$ 131.4		$ 125.1
Construction Work in Progress	[12]	195.0		119.6
Accumulated Depreciation	[12]	$ 70.0		$ 67.9
Flint Creek Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[12]	50.00%		50.00%
Utility Plant in Service	[12]	$ 131.4		$ 125.1
Construction Work in Progress	[12]	195.0		119.6
Accumulated Depreciation	[12]	$ 70.0		$ 67.9
Pirkey Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[12]	85.90%		85.90%
Utility Plant in Service	[12]	$ 572.1		$ 531.1
Construction Work in Progress	[12]	5.9		36.5
Accumulated Depreciation	[12]	$ 389.1		$ 381.1
Pirkey Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[12]	85.90%		85.90%
Utility Plant in Service	[12]	$ 572.1		$ 531.1
Construction Work in Progress	[12]	5.9		36.5
Accumulated Depreciation	[12]	$ 389.1		$ 381.1
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[13]	70.30%		70.30%
Utility Plant in Service	[13]	$ 445.5		$ 409.1
Construction Work in Progress	[13]	7.2		10.3
Accumulated Depreciation	[13]	$ 236.2		$ 227.8
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[13]	15.60%		15.60%
Utility Plant in Service	[13]	$ 103.0		$ 94.7
Construction Work in Progress	[13]	1.8		2.6
Accumulated Depreciation	[13]	$ 58.2		$ 57.5
Turk Generating Plant [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[12]	73.33%		73.33%
Utility Plant in Service	[12]	$ 1,649.0		$ 1,647.0
Construction Work in Progress	[12]	5.5		0.9
Accumulated Depreciation	[12]	$ 104.1		$ 69.8
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[12]	73.33%		73.33%
Utility Plant in Service	[12]	$ 1,649.0		$ 1,647.0
Construction Work in Progress	[12]	5.5		0.9
Accumulated Depreciation	[12]	$ 104.1		$ 69.8
Jointly Owned Electricity Transmission and Distribution System [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[14]
Utility Plant in Service		$ 68.5		$ 81.8
Construction Work in Progress		0.4		0.8
Accumulated Depreciation		$ 48.1		$ 49.2
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[15],[16],[17]	50.00%		50.00%
Utility Plant in Service	[15],[16],[17]	$ 926.7		$ 801.5
Construction Work in Progress	[15],[16],[17]	58.5		119.9
Accumulated Depreciation	[15],[16],[17]	$ 512.4		492.2
Rockport Generating Plant (Unit No. 1) [Member] | AEP Generating Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership		50.00%
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	[18]	$ 19,082.8		18,394.1
Property, Plant and Equipment, Transmission		14,219.0		12,394.9
Property, Plant and Equipment, Distribution		18,046.9		17,156.6
Property, Plant and Equipment, Other		3,066.7		4,360.4
Property, Plant and Equipment, Construction Work in Progress	[18]	3,774.4		3,087.8
Accumulated Depreciation		16,076.9		16,461.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 42,112.9		$ 38,932.0
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		132 years		132 years		132 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		81 years		87 years		87 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		75 years		75 years		75 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		75 years		75 years		75 years
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		35 years		31 years		31 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		15 years		15 years		25 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		7 years		7 years		11 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		5 years		5 years
Regulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.10%		3.50%		3.70%
Regulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		0.40%		1.70%		1.70%
Regulated Operation [Member] | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.70%		2.70%		2.70%
Regulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		1.40%		1.40%		1.10%
Regulated Operation [Member] | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.70%		3.70%		3.80%
Regulated Operation [Member] | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.50%		2.40%		2.30%
Regulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		11.80%		8.60%		7.90%
Regulated Operation [Member] | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.90%		2.10%		2.00%
Regulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 6,200.8		$ 6,824.0
Property, Plant and Equipment, Transmission		2,408.1		2,228.0
Property, Plant and Equipment, Distribution		3,402.5		3,258.3
Property, Plant and Equipment, Other		310.1		339.2
Property, Plant and Equipment, Construction Work in Progress		475.1		321.5
Accumulated Depreciation		3,395.5		3,811.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 9,401.1		$ 9,159.8
Regulated Operation [Member] | Appalachian Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.10%		3.10%		3.00%
Regulated Operation [Member] | Appalachian Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		1.60%		1.70%		1.60%
Regulated Operation [Member] | Appalachian Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.60%		3.50%		3.50%
Regulated Operation [Member] | Appalachian Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		8.30%		6.90%		7.30%
Regulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 3,841.7		$ 3,741.9
Property, Plant and Equipment, Transmission		1,406.9		1,358.4
Property, Plant and Equipment, Distribution		1,790.8		1,698.4
Property, Plant and Equipment, Other		511.6		1,342.8
Property, Plant and Equipment, Construction Work in Progress		519.8		537.2
Accumulated Depreciation		2,908.3		3,302.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 5,162.5		$ 5,376.5
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.50%		2.00%		1.90%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		1.70%		1.70%		1.50%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.80%		2.80%		2.80%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		11.80%		6.10%		4.90%
Regulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission		2,235.6		2,104.6
Property, Plant and Equipment, Distribution		4,287.7		4,087.6
Property, Plant and Equipment, Other		397.8		380.5
Property, Plant and Equipment, Construction Work in Progress		171.9		218.7
Accumulated Depreciation		2,047.9		2,037.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 5,045.1		$ 4,754.1
Regulated Operation [Member] | Ohio Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.30%		2.30%		2.30%
Regulated Operation [Member] | Ohio Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.80%		2.70%		2.70%
Regulated Operation [Member] | Ohio Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		7.20%		7.00%		7.50%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 1,302.6		$ 1,264.7
Property, Plant and Equipment, Transmission		815.4		788.9
Property, Plant and Equipment, Distribution		2,206.7		2,080.2
Property, Plant and Equipment, Other		400.5		416.4
Property, Plant and Equipment, Construction Work in Progress		315.3		204.8
Accumulated Depreciation		1,352.5		1,319.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 3,688.0		$ 3,435.4
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		1.70%		1.70%		1.70%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		1.90%		1.90%		1.90%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.50%		2.40%		2.30%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		4.60%		4.10%		4.10%
Regulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	[18]	$ 3,943.5		$ 3,864.5
Property, Plant and Equipment, Transmission		1,387.8		1,300.7
Property, Plant and Equipment, Distribution		1,957.3		1,894.6
Property, Plant and Equipment, Other		582.2		587.1
Property, Plant and Equipment, Construction Work in Progress	[18]	744.7		471.7
Accumulated Depreciation		2,445.0		2,360.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 6,170.5		$ 5,758.3
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.20%		2.20%		2.20%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.30%		2.20%		2.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.60%		2.70%		2.60%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		5.50%		4.80%		5.00%
Unregulated Operation [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 4,020.3		$ 4,703.1	[1]
Unregulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		66 years		66 years		66 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		55 years		55 years		55 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	[19]	50 years		50 years
Unregulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		35 years		35 years		35 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		43 years		43 years		43 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	[19]	5 years		25 years
Unregulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.40%		3.40%		3.30%
Unregulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.50%		2.60%		2.60%
Unregulated Operation [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.30%		2.30%		2.50%
Unregulated Operation [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.70%		17.10%
Unregulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 23.3		$ 21.9
Unregulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		41.0		39.9
Unregulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		9.6		9.5
Unregulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5.2		5.2
Unregulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 150.6		$ 149.0
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		20 years
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		3 years
Muskingum River Plant [Member]
Asset Retirement Obligations (ARO)
Liabilities Settled		$ 81.0
Reduction in ARO Liability due to the execution of a joint use agreement with a third party [Member]
Asset Retirement Obligations (ARO)
Revisions in Cash Flow Estimates		$ 20.0

[1]	Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[2]	Includes ARO related to Sabine and DHLC.
[3]	Includes ARO related to asbestos removal.
[4]	Includes ARO related to ash disposal facilities.
[5]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.18 billion and $1.27 billion as of December 31, 2015 and 2014.
[6]	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.
[7]	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.
[8]	Operated by Dynegy Corporation, a non-affiliated company. AEP’s portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012.
[9]	Operated by AGR.
[10]	Operated by The Dayton Power & Light Company, a non-affiliated company.
[11]	Operated by CLECO, a non-affiliated company.
[12]	Operated by SWEPCo.
[13]	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by TNC and various non-affiliated companies.
[14]	Varying percentages of ownership.
[15]	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.
[16]	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.
[17]	Operated by I&M.
[18]	SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.
[19]	SWEPCo’s nonregulated property, plant and equipment is depreciated using the straight-line method over a range of 3 to 20 years.